Derivative Financial Instruments - Cross currency swap agreements (Details) - Cross currency swaps qualified as cash flow hedging instruments - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Cross currency swap agreements
Effective portion of changes in fair value of cash flow hedges	$ 1,024	$ 8,985	$ (153)	$ (11,782)
Recycled loss/(gain) of cash flow hedges reclassified to profit or loss	(106)	240	(157)	455
Hedging gain/(loss) recognized in other comprehensive income due to translation of bonds	$ 77	$ (7,344)	$ 207	$ 9,098